LOOMIS SAYLES FUNDS

Supplement dated October 22, 2012 to the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund Prospectuses and Summary Prospectuses, each dated February 1, 2012, as may be revised and supplemented from time to time.

Effective immediately, Kathleen C. Gaffney, CFA, will no longer be a co-manager of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund. Daniel J. Fuss, Matthew J. Eagan and Elaine M. Stokes will remain as portfolio managers of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund. Accordingly, as of October 22, 2012, all references to Ms. Gaffney in the prospectuses are hereby deleted.